UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               39555 Orchard Hill Place, Ste. 139
                          Novi, MI  48375

   Form 13F File Number:  028-13006


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-380-1700

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Novi, MI                    11/09/10
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 66

Form 13F Information Value Total (thousands):     $210,748


List of Other Included Managers: NONE

Form 13F-HR Information Table

                              Title of                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                  Class            CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                  -----            -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
Abbott Laboratories           COM             002824100      9151   175169    SH           SOLE               0       0      175169
Altria Group Inc.             COM             02209S103       234     9750    SH           SOLE               0       0        9750
AMBAC Financial Grp.          COM             023139108        21    38100    SH           SOLE               0       0       38100
Amedisys Inc.                 COM             023436108       257    10800    SH           SOLE               0       0       10800
American Oriental
Bioengineering                COM             028731107        69    28500    SH           SOLE               0       0       28500
Amgen, Inc.                   COM             031162100      6714   121838    SH           SOLE               0       0      121838
A-Power Energy Gener          COM             G04136100       361    43500    SH           SOLE               0       0       43500
Berkshire Hathaway Inc.       CL B            084670207       281     3400    SH           SOLE               0       0        3400
CDC Corporation Class A       SHS A           G2022L106        72    16999    SH           SOLE               0       0       16999
China Fire & Sec              COM             16938R103       140    17233    SH           SOLE               0       0       17233
China Med                     SPONS ADR       169483104       160    12300    SH           SOLE               0       0       12300
China Security & Sur          COM             16942J105       437    78660    SH           SOLE               0       0       78660
Chipmos Technologies          SHS             G2210R106        32    23000    SH           SOLE               0       0       23000
Cisco Systems Inc             COM             17275R102       344    15700    SH           SOLE               0       0       15700
Coach Inc.                    COM             189754104     11484   267308    SH           SOLE               0       0      267308
Coca Cola                     COM             191216100       585    10000    SH           SOLE               0       0       10000
Colgate-Palmolive             COM             194162103       411     5350    SH           SOLE               0       0        5350
ConocoPhilips                 COM             20825C104       384     6681    SH           SOLE               0       0        6681
eBay Inc.                     COM             278642103     10367   424863    SH           SOLE               0       0      424863
EMC Corp                      COM             268648102      9950   489917    SH           SOLE               0       0      489917
Emerson                       COM             291011104       437     8300    SH           SOLE               0       0        8300
Entremed                      COM             29382F103        59    15449    SH           SOLE               0       0       15449
Exxon Mobil Corp.             COM             30231G102      1205    19498    SH           SOLE               0       0       19498
Factset Research Sys          COM             303075105      4655    57378    SH           SOLE               0       0       57378
Fastenal Co.                  COM             311900104       649    12200    SH           SOLE               0       0       12200
First Financial Bancorp       COM             320209109      7164   429470    SH           SOLE               0       0      429470
Franklin Resources I          COM             354613101      1386    12965    SH           SOLE               0       0       12965
General Electric              COM             369604103       314    19334    SH           SOLE               0       0       19334
Genzyme Corp                  COM             372917104       354     5000    SH           SOLE               0       0        5000
GFI Group Inc                 COM             361652209       130    28000    SH           SOLE               0       0       28000
Gilead Sciences Inc.          COM             375558103      7595   213269    SH           SOLE               0       0      213269
Global Payments Inc.          COM             37940X102      9153   213403    SH           SOLE               0       0      213403
HCC Insurance Holdings        COM             404132102      6519   249863    SH           SOLE               0       0      249863
Int'l Bus. Machines           COM             459200101       924     6886    SH           SOLE               0       0        6886
ISIS Pharmaceuticals          COM             464330109       407    48440    SH           SOLE               0       0       48440
J P Morgan & Co Inc.          COM             46625H100       300     7887    SH           SOLE               0       0        7887
Johnson & Johnson             COM             478160104       504     8136    SH           SOLE               0       0        8136
Kinetic Concepts Inc.         COM             49460W208       272     7430    SH           SOLE               0       0        7430
LJ International Inc.         ORD             G55312105       465   120059    SH           SOLE               0       0      120059
McDonald's Corporati          COM             580135101      1129    15146    SH           SOLE               0       0       15146
Medtronic Inc.                COM             585055106       630    18767    SH           SOLE               0       0       18767
Merge Technologies Inc.       COM             589981109       451   155600    SH           SOLE               0       0      155600
Neogen Corp.                  COM             640491106       333     9843    SH           SOLE               0       0        9843
NeuStar Inc.                  CL A            64126X201      5653   227387    SH           SOLE               0       0      227387
Norfolk Southern Cor          COM             655844108       221     3717    SH           SOLE               0       0        3717
Northern Trust Corp;          COM             665859104       579    12000    SH           SOLE               0       0       12000
O Reilly Automotive Inc.      COM             686091109     14948   280986    SH           SOLE               0       0      280986
Oracle Corp.                  COM             68389X105       381    14192    SH           SOLE               0       0       14192
Philip Morris Intl  Inc       COM             718172109       546     9750    SH           SOLE               0       0        9750
Portfolio Recovery            COM             73640Q105      5741    88785    SH           SOLE               0       0       88785
Praxair Inc.                  COM             74005P104     10977   121610    SH           SOLE               0       0      121610
Premier Exhibitions           COM             74051E102       381   224322    SH           SOLE               0       0      224322
Procter & Gamble              COM             742718109      2647    44136    SH           SOLE               0       0       44136
Research In Motion Ltd.       COM             760975102      4056    83296    SH           SOLE               0       0       83296
Rockwell Medical              COM             774374102       130    18300    SH           SOLE               0       0       18300
Roper Industries Inc.         COM             776696106     11391   174761    SH           SOLE               0       0      174761
S&P Depository R              UNIT SER 1 S&P  78462F103       452     3957    SH           SOLE               0       0        3957
Sandisk Corp.                 COM             80004C101       416    11350    SH           SOLE               0       0       11350
St. Jude Medical              COM             790849103      9484   241070    SH           SOLE               0       0      241070
StanCorp Financial Group      COM             852891100      6205   163279    SH           SOLE               0       0      163279
Stec Inc.                     COM             784774101       313    25150    SH           SOLE               0       0       25150
Stryker                       COM             863667101     10339   206572    SH           SOLE               0       0      206572
T Rowe Price Group Inc.       COM             74144T108      7673   153253    SH           SOLE               0       0      153253
Teva Pharmaceutical Indus     ADR             881624209       222     4200    SH           SOLE               0       0        4200
Tractor Supply Co.            COM             892356106     11828   298240    SH           SOLE               0       0      298240
Waters Corp.                  COM             941848103      9681   136771    SH           SOLE               0       0      136771